Accumulated Other Comprehensive Loss Reclassifications from Accumulated Other Comprehensive Loss (Details) - Pension and Post-Retirement Benefit Plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	$ (6.1)	$ 0.1	$ (2.1)
Pension settlement charge
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	(5.4)	(3.1)
Marketing and administration | Amortization of net actuarial (loss) gain and prior service (cost) credit
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	(0.7)	3.2	$ (2.1)
Marketing and administration | Pension settlement charge
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	(1.9)	(2.0)
Cost of goods sold | Pension settlement charge
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	(2.3)	$ (1.1)
Research and development | Pension settlement charge
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	$ (1.2)